Operating Segments	9 Months Ended
Sep. 30, 2025
Operating Segments [Abstract]
Operating segments

24 Operating segments

The Group’s Management has defined operating segments based on the reports that are used to make strategic decisions, analyzed by the Chief Operating Decision Maker (CODM) - our Chief Executive Officer (CEO), there are seven reportable segments: Brazil, Seara, Beef North America, Pork USA, Pilgrim’s Pride, Australia and Miscellaneous segments. The segment operating profit or loss is evaluated by the CODM, based on Adjusted EBITDA.

Adjusted EBITDA consists of profit or loss before taxes, applying the same accounting policies described in these financial statements, except for the following adjustments as described below: exclusion of profit sharing from equity investments, net of taxes; exclusion of financial income and expenses, exclusion of depreciation and amortization expenses, exclusion of expenses with antitrust agreements; exclusion of donations and social programs expenses; exclusion impairment of assets; exclusion of restructuring; exclusion of fiscal payments and installments; exclusion of avian influenza; and exclusion of certain other operating income (expense), net.

Brazil: this segment includes the indirect subsidiary JBS S.A.’s operating activities, mainly represented by slaughter facilities, cold storage and meat processing, fattening, feed and production of beef by-products such as leather, collagen and other products produced in Brazil. Revenues are generated from the sale of products predominantly to restaurant chains, food processing companies, distributors, supermarket chains, wholesale supermarket and other significant food chains.

Seara: this segment includes all the operating activities of the indirect subsidiary Seara Alimentos Ltda. and its subsidiaries, mainly represented by chicken and pork processing, production and commercialization of food products and value-added products. Revenues are generated from the sale of products predominantly to restaurant chains, food processing companies, distributors, supermarket chains, wholesale supermarket and other significant food chains.

Beef North America: this segment includes the indirect subsidiary JBS USA beef processing operations in North America and the plant-based businesses in Europe. Beef also sells by-products to the variety meat, feed processing, fertilizer, automotive and pet food industries and also produces value-added meat products including toppings for pizzas. Finally, Sampco LLC imports processed meats and other foods such as canned fish, fruits and vegetables to the US and Vivera produces and sells plant-based protein products in Europe.

Pork USA: this segment includes the indirect subsidiary JBS USA’s pork operations, including Swift Prepared Foods. Revenues are generated from the sale of products predominantly to retailers of fresh pork including trimmed cuts such as loins, roasts, chops, butts, picnics and ribs. Other pork products, including hams, bellies and trimmings, are sold predominantly to further processors who, in turn, manufacture bacon, sausage, and deli and luncheon meats. In addition, revenues are generated from the sale of case ready products, including the recently acquired TriOak business. As a complement to our pork processing business, we also conduct business through our hog production operations, including four hog farms and five feed mills, from which, JBS Lux will source live hogs for its pork processing operations.

Pilgrim’s Pride: this segment includes the indirect subsidiary PPC’s operations, including Moy Park, Tulip and Pilgrim’s Consumer Foods as well, mainly represented by chicken processing, production and commercialization of food products and prepared foods in the United States of America, Mexico, United Kingdom and France. The fresh chicken products consist of refrigerated (non-frozen) whole or cut-up chicken, either pre-marinated or non-marinated, and pre-packaged chicken in various combinations of freshly refrigerated, whole chickens and chicken parts. The prepared chicken products include portion-controlled breast fillets, tenderloins and strips, delicatessen products, salads, formed nuggets and patties and bone-in chicken parts. These products are sold either refrigerated or frozen and may be fully cooked, partially cooked or raw. In addition, these products are breaded or non-breaded and either pre-marinated or non-marinated. The segment also generates revenue from the sale of prepared pork products through PPL, a subsidiary acquired by PPC in October 2019. The segment includes PPC’s PFM subsidiary, acquired in September 2021, and generates revenues from branded and private label meats, meat snacks, food-to-go products, and ethnic chilled and frozen ready meals.

Australia: Our Australia segment includes our fresh, frozen, value-added and branded beef, lamb, pork and fish products in Australia and New Zealand. The majority of our beef revenues from our operations in Australia are generated from the sale of fresh beef products (including fresh and frozen chuck cuts, rib cuts, loin cuts, round cuts, thin meats, ground beef, offal and other products). We also sell value-added and branded beef products (including frozen cooked and pre-cooked beef, corned cooked beef, beef cubes and consumer-ready products, such as hamburgers and sausages). We also operate lamb, pork, and fish, processing facilities in Australia and New Zealand, including the recently acquired Huon and Rivalea businesses. JBS Australia also generates revenues through their cattle hoteling business. We sell these products in the countries where we operate our facilities, which we classify as domestic sales, and elsewhere, which we classify as export sales.

Miscellaneous segments (previously labeled as “Others”): includes certain operations not directly attributable to the primary segments, such as corporate expenses, international leather operations and other operations in Europe.

There are no revenues arising out of transactions with any single customer that represents 5% or more of the total revenues.

The Group manages its loans and financing and income taxes at the corporate level and not by segment.

The information by operational segment are as follows:

	Nine-month period ended September 30, 2025
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Miscellaneous segments	Total reportable segments	Elimination (*)	Total
Net revenue	10,910,259	6,677,595	20,474,828	6,280,690	13,970,054	5,786,692	524,333	64,624,451	(1,503,300)	63,121,151
Adjusted EBITDA(1)	666,881	1,140,147	(375,108)	719,109	2,247,679	699,410	17,824	5,115,942	—	5,115,942

	Nine-month period ended September 30, 2024
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Miscellaneous segments	Total reportable segments	Elimination (*)	Total
Net revenue	9,110,276	6,499,556	17,886,153	6,114,728	13,494,937	4,882,634	412,639	58,400,923	(1,192,038)	57,208,885
Adjusted EBITDA(1)	733,874	1,088,992	136,531	800,249	2,059,291	524,075	3,608	5,346,620	(1,324)	5,345,296

	Three-month period ended September 30, 2025
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Miscellaneous segments	Total reportable segments	Elimination (*)	Total
Net revenue	4,159,524	2,361,019	7,248,143	2,219,941	4,756,050	2,192,373	200,350	23,137,400	(540,416)	22,596,984
Adjusted EBITDA(1)	307,229	322,662	(41,651)	218,208	769,739	248,876	9,529	1,834,592	—	1,834,592

	Three-month period ended September 30, 2024
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Miscellaneous segments	Total reportable segments	Elimination (*)	Total
Net revenue	3,256,380	2,193,966	6,312,640	2,042,489	4,581,061	1,784,587	152,119	20,323,242	(397,236)	19,926,006
Adjusted EBITDA(1)	377,679	461,243	117,347	246,696	775,892	174,347	(85)	2,153,119	—	2,153,119

(*)	Includes intercompany and intersegment transactions.
(1)	The Adjusted EBITDA is reconciled with the consolidated profit (loss) before taxes, as follows:
	Nine-month period ended September 30,		Three-month period ended September 30,
	2025	2024	2025	2024
Profit before taxes	2,245,943	2,101,737	815,341	1,197,121
Share of profit of equity-accounted investees, net of tax	(15,008)	231	(4,452)	(3,897)
Net finance expense	976,098	1,309,453	408,149	361,090
Depreciation and amortization	1,684,857	1,633,620	584,019	542,842
Antitrust agreements (1)	143,720	80,977	10,082	700
Donations and social programs (2)	1,747	18,171	615	3,591
Impairment of assets (3)	12,767	—	—	—
Restructuring (4)	23,771	82,991	2,233	30,835
Rio Grande do Sul claim (5)	—	19,313	—	13,092
Fiscal payments and installments (6)	2,378	81,766	—	—
Avian influenza (7)	13,122	—	7,510	—
Other operating income (expense), net (8)	26,547	17,037	11,095	7,745
Total Adjusted EBITDA	5,115,942	5,345,296	1,834,592	2,153,119
Reversal of elimination	—	1,324	—	—
Total Adjusted EBITDA for reportable segments	5,115,942	5,346,620	1,834,592	2,153,119

(1)	Refers to the Agreements entered by JBS USA and its subsidiaries as described in Note 19 – Provisions for legal proceedings.
(2)	Refers to the donations made by JBS S.A., substantially composed of the Fundo JBS pela Amazônia.
(3)	This mainly refers to the impairment of fixed assets and the impairment of recoverable tax credits.
(4)	Refers to the project implementation of multiple restructuring initiatives mainly in the indirect subsidiary Pilgrim’s Pride Corporation (PPC), which are registered as Other expenses, as well as other non-significant restructuring projects that are registered as General and administrative expenses.
(5)	Refers to the claim resulting from flooding that occurred in Rio Grande do Sul in the indirect subsidiary Seara Alimentos Ltda.
(6)	Refers to the special payment program for the installment of tax proceedings with exemption from fines and reduction of interest of the indirect subsidiary JBS S.A.
(7)	Refers to the impacts related to avian influenza incurred by the indirect subsidiary Seara Alimentos Ltda.
(8)	Refers to several adjustments basically in JBS USA’s jurisdiction such as third-party advisory expenses related to acquisitions, insurance recovery, among others.

Below is net revenue and total assets based on geography, presented for supplemental information.

	Nine-month period ended September 30, 2025
	North and Central America (2)	South America	Australia	Europe	Minor regions	Total	Intercompany elimination (1)	Total
Net revenue	37,088,581	17,847,716	5,059,539	4,755,661	361,493	65,112,990	(1,991,839)	63,121,151
Total assets	18,694,257	25,315,995	4,021,447	14,210,427	297,076	62,539,202	(18,353,091)	44,186,111

	Nine-month period ended September 30, 2024
	North and Central America (2)	South America	Australia	Europe	Minor regions	Total	Intercompany elimination (1)	Total
Net revenue	33,616,750	15,812,391	4,467,637	4,514,802	273,847	58,685,427	(1,476,542)	57,208,885
Total assets	17,850,381	15,352,126	4,221,281	5,605,971	295,385	43,325,144	(1,737,131)	41,588,013
	Three-month period ended September 30, 2025
	North and Central America (2)	South America	Australia	Europe	Minor regions	Total	Intercompany elimination (1)	Total
Net revenue	13,000,367	6,614,231	1,900,808	1,630,470	174,899	23,320,775	(723,791)	22,596,984
Total assets	18,694,257	25,315,995	4,021,447	14,210,427	297,076	62,539,202	(18,353,091)	44,186,111

	Three-month period ended September 30, 2024
	North and Central America (2)	South America	Australia	Europe	Minor regions	Total	Intercompany elimination (1)	Total
Net revenue	11,633,150	5,522,770	1,645,994	1,533,689	97,597	20,433,200	(507,194)	19,926,006
Total assets	17,850,381	15,352,126	4,221,281	5,605,971	295,385	43,325,144	(1,737,131)	41,588,013

(1)	Includes intercompany transactions between the segments.

(2)	Including the holdings located in Europe that are part of the North American operation.